Preference Shares - Characteristics of Preference Shares (Details)			12 Months Ended
	Jun. 01, 2015 CAD / shares	May 31, 2015 CAD / shares	Dec. 31, 2016 CAD / shares	Dec. 01, 2021 CAD / shares	Jun. 01, 2020 CAD / shares	Dec. 01, 2018 CAD / shares	Jun. 30, 2015
Class of Stock [Line Items]
Preferred shares rate dividend term			5 years
Series F
Class of Stock [Line Items]
Initial yield (percent)			4.90%
Annual Dividend (CAD per share)			CAD 1.2250
Reset Dividend Yield (percent)			0.00%
Redemption price (CAD per share)			CAD 25.00
Series J
Class of Stock [Line Items]
Initial yield (percent)			4.75%
Annual Dividend (CAD per share)			CAD 1.1875
Reset Dividend Yield (percent)			0.00%
Redemption price (CAD per share)			CAD 26.00
Series J | Forecast
Class of Stock [Line Items]
Redemption price (CAD per share)				CAD 25.00		CAD 26.00
Preferred stock redemption price per share annual decrease (CAD per share)						CAD 0.25
Series G
Class of Stock [Line Items]
Initial yield (percent)			5.25%
Annual Dividend (CAD per share)			CAD 0.9708
Reset Dividend Yield (percent)			2.13%
Redemption price (CAD per share)			CAD 25.00
Series H
Class of Stock [Line Items]
Preferred shares exchange ratio			1				1
Initial yield (percent)			4.25%
Annual Dividend (CAD per share)	CAD 0.6250	CAD 1.0625	CAD 0.6250
Reset Dividend Yield (percent)			1.45%
Redemption price (CAD per share)			CAD 25.00
Preferred shares rate dividend term	5 years
Series K
Class of Stock [Line Items]
Preferred shares exchange ratio			1
Initial yield (percent)			4.00%
Annual Dividend (CAD per share)			CAD 1.0000
Reset Dividend Yield (percent)			2.05%
Redemption price (CAD per share)			CAD 25.00
Series M
Class of Stock [Line Items]
Preferred shares exchange ratio			1
Initial yield (percent)			4.10%
Annual Dividend (CAD per share)			CAD 1.0250
Reset Dividend Yield (percent)			2.48%
Redemption price (CAD per share)			CAD 25.00
Series I
Class of Stock [Line Items]
Preferred shares exchange ratio			1
Initial yield (percent)			2.10%
Annual Dividend (CAD per share)			CAD 0
Reset Dividend Yield (percent)			1.45%
Redemption price (CAD per share)			CAD 25.50
Series I | Forecast
Class of Stock [Line Items]
Redemption price (CAD per share)					CAD 25.00
Series L
Class of Stock [Line Items]
Preferred shares exchange ratio			1
Initial yield (percent)			0.00%
Annual Dividend (CAD per share)			CAD 0
Reset Dividend Yield (percent)			2.05%
Redemption price (CAD per share)			CAD 0
Series N
Class of Stock [Line Items]
Preferred shares exchange ratio			1
Initial yield (percent)			0.00%
Annual Dividend (CAD per share)			CAD 0
Reset Dividend Yield (percent)			2.48%
Redemption price (CAD per share)			CAD 0
Fixed rate reset
Class of Stock [Line Items]
Annual Dividend (CAD per share)			CAD 25.00